PRODUCT WARRANTY LIABILITY - Warranty Liability (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
PRODUCT WARRANTY LIABILITY
Current portion	$ 5.4	$ 5.9
Long-term portion	8.6	9.6
Total	$ 14.0	$ 15.5